POLICY ACQUISITION COSTS (Tables)	12 Months Ended
Dec. 31, 2011
POLICY ACQUISITION COSTS
Schedule of policy acquisition costs deferred and amortized to income

(in thousands)	2011	2010	2009
Deferred policy acquisition costs (DAC), beginning of year	$40,242	$40,510	$45,325
VOBA*, CBIC - Acquisition date	10,822	—	—
Deferred:
Direct commissions	$116,206	$101,523	$100,727
Premium taxes	8,725	6,809	6,596
Ceding commissions	(24,721)	(24,472)	(26,156)
Net deferred	$100,210	$83,860	$81,167
Amortized	99,169	84,128	85,982
DAC/VOBA*, end of year	$52,105	$40,242	$40,510
Policy acquisition costs:
Amortized to expense — DAC	$91,499	$84,128	$85,982
Amortized to expense — VOBA	7,670	—	—
Period costs:
Ceding commission — contingent	(2,207)	(2,203)	(1,998)
Other underwriting expenses	80,022	67,030	69,496
Other	6,884	7,939	10,715
Total policy acquisition costs	$183,868	$156,894	$164,195

*Includes asset for value of business acquired (VOBA) in CBIC acquisition